SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Cost of revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
Cost related to license revenues	$ 3,230	$ 0	$ 0
Depreciation and amortization	450	0
Cost of product sales	12	0	0
COST OF REVENUES	$ (3,692)	$ 0	$ 0